Provision for contingencies (Detils Text) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Oct. 15, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	R$ 504,691		R$ 165,862
Tax contingent liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized		R$ 239,812
Labor Contingent Liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	R$ 68,534